STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Issuance of treasury shares under stock purchase plans, ordinary shares	2,595,563	3,372,115	3,143,469
Issuance of treasury shares under stock purchase plans, ordinary shares withheld for taxes	50,644	37,310	34,660
Treasury shares	9,535,992	12,298,434	12,032,899